Other Commitments and Contingencies - Narrative (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2022
F2K Project
Restricted Cash and Cash Equivalents Items [Line Items]
Commitments and contingencies	$ 6.8
MK II FLNG
Restricted Cash and Cash Equivalents Items [Line Items]
Commitments and contingencies	$ 108.2
MK II FLNG | Maximum
Restricted Cash and Cash Equivalents Items [Line Items]
Long term purchase commitments		$ 328.5